OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
OTHER CURRENT ASSETS
Other receivables	$ 9,175,697	$ 192,387
Input VAT	708,191	702,073
Total other current assets	$ 9,883,888	$ 894,460